Goodwill and Other Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 360.3	$ 373.8
Accumulated Amortization	203.3	185.5
Net Amount	157.0	188.3
Indefinite-lived Intangible Assets [Line Items]
Gross Amount	496.0	515.4
Accumulated Amortization	203.3	185.5
Net Amount	292.7	329.9
Amortization of intangible assets	24.7	26.6	$ 29.3
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated annual amortization expense, 2016	20.4
Estimated annual amortization expense, 2017	18.0
Estimated annual amortization expense, 2018	16.3
Estimated annual amortization expense, 2019	14.5
Estimated annual amortization expense, 2020	13.0
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Total intangible assets subject to amortization	135.7	141.6
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	35.7	37.2
Accumulated Amortization	19.6	17.5
Net Amount	16.1	19.7
Indefinite-lived Intangible Assets [Line Items]
Accumulated Amortization	19.6	17.5
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	110.9	118.2
Accumulated Amortization	53.0	46.7
Net Amount	57.9	71.5
Indefinite-lived Intangible Assets [Line Items]
Accumulated Amortization	53.0	46.7
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	213.7	218.4
Accumulated Amortization	130.7	121.3
Net Amount	83.0	97.1
Indefinite-lived Intangible Assets [Line Items]
Accumulated Amortization	$ 130.7	$ 121.3